5 Business combinations	12 Months Ended
Dec. 31, 2020
Business Combinations
Business combinations
5	Business combinations

5.1 Acquisitions in 2020

The preliminary fair values of the identifiable assets acquired and liabilities assumed as of each acquisition date were:

	UniRedentor*	UniSL**	PEBMED	FESAR	FCMPB	MedPhone
Assets
Cash and cash and equivalents	11,796	3,245	1,119	4,236	100	60
Trade receivables	4,800	21,567	7,984	-	8,148	-
Inventories	-	467	-	-	-	-
Recoverable taxes	3	822	-	-	-	-
Other assets	2,486	7,251	161	42	123	9
Indemnification assets	710	12,645	12,350	6,871	-	-
Right-of-use assets	10,265	42,062	865	-	23,663	-
Property and equipment	4,207	19,144	391	23,176	962	-
Intangible assets	142,399	314,097	60,372	167,106	264,782	3,727
	176,666	421,300	83,242	201,431	297,778	3,796
Liabilities
Trade payables	(746)	(3,554)	(9,024)	(143)	(173)	-
Loans and financing	(16,187)	(58,541)	-	(1,087)	-	-
Lease liabilities	(10,265)	(42,062)	(865)	-	(23,663)	-
Labor and social obligations	(4,471)	(8,070)	(1,786)	(1,801)	(3,832)	-
Taxes payable	(850)	(5,779)	(1,210)	(29)	(5)	(2)
Provision for legal proceedings	(710)	(12,645)	(12,350)	(6,871)	-	-
Advances from customers	(10,994)	(6,084)	(9,312)	(759)	(1,781)	-
Notes payable	-	(80,526)	-	-	-	-
Other liabilities	-	(14,754)	-	-	-	(228)
	(44,223)	(232,015)	(34,547)	(10,690)	(29,454)	(230)
Total identifiable net assets at fair value	132,443	189,285	48,695	190,741	268,324	3,566
Preliminary goodwill arising on acquisition	77,662	4,420	84,175	71,664	110,483	2,843
Purchase consideration transferred	210,105	193,705	132,870	262,405	378,807	6,409
Cash paid	114,607	141,065	115,339	260,836	189,913	6,373
Payable in installments	95,498	52,640	-	1,569	188,894	36
Paid in Afya Brazil’s shares	-	-	17,531	-	-	-
Analysis of cash flows on acquisition:
Transaction costs (included in cash flows from operating activities)	(1,380)	(1,666)	(613)	(2,047)	(721)	(158)
Cash paid, net of cash acquired with the subsidiary (included in cash flows from investing activities)	(102,811)	(137,820)	(114,220)	(256,600)	(189,813)	(6,313)
Net of cash flow on acquisition	(104,191)	(139,486)	(114,833)	(258,647)	(190,534)	(6,471)

*During the measurement period, the preliminary goodwill for the acquisition of UniRedentor was adjusted to R$77,662 (R$90,282 initial goodwill) as a result of an increase of intangible assets from R$134,281 to R$142,399 and a purchase price consideration adjustment of R$ 4,503.

**During the measurement period, the preliminary goodwill for the acquisition of UniSL was adjusted to R$4,422 (R$53,192 previously disclosed) as a result of (i) a purchase consideration decrease of R$7,816 and (ii) adjustments increasing intangible assets of R$ 40,961 and a decrease in property and equipment of R$7.

(a) Acquisition of UniRedentor

On January 31, 2020, Afya Brazil acquired 100% of the share capital of UniRedentor. The original purchase price of R$214,608, was adjusted by R$4,503 and was comprised by: i) R$114,607 paid in cash on the acquisition date; and ii) R$100,000 is payable in five equal installments from January 2021 to July 2024, adjusted by the CDI rate. The purchase consideration adjustment of R$4,503 will be deducted from the first installment due in January 2021.

UniRedentor is a post-secondary education institution with governmental authorization to offer on-campus, undergraduate degrees and graduate programs in medicine and health, as well as other courses, in the State of Rio de Janeiro. The acquisition will contributed with 112 medical school seats, with a potential 44 additional medical school seats subject to the approval by MEC and is in line with the Company’s strategy to focus on medical education, including medical school.

The acquisition of UniRedentor was accounted for under IFRS 3 – Business Combinations.

Transaction costs to date amount to R$1,380 and were expensed and are included in general and administrative expenses in the consolidated statement of income.

At the acquisition date, the fair value of the trade receivables acquired equals its carrying amount. Afya Brazil measured the acquired lease liabilities using the present value of the remaining lease payments at the date of acquisition. The right-of-use assets were measured at an amount equal to the lease liabilities and adjusted to reflect the unfavorable terms of the lease relative to market terms.

The goodwill recognized includes the value of expected synergies arising from the acquisition, which is not separately recognized. Goodwill is allocated entirely to Business Unit 1 segment. The preliminary goodwill recognized is not expected to be deductible for income taxes purposes.

The Company has not yet finalized the valuation of all identifiable assets acquired and liabilities assumed in the business combination of UniRedentor and therefore some of these amounts are preliminary. These amounts may be adjusted when the valuations are finalized.

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Licenses

With-and-without method

The with-and-without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another considering its non-existence.

Customer relationships

Multi-period excess earnings method

The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.

From the date of acquisition, this business combination has contributed R$ 10,509 of net revenue and R$ 3,570 of income before income taxes to the Company. FCMPB was constituted through a spin-off recently in August, 2020 and there is no information before this period to be presented.

(b) Acquisition of UniSL

On May 5, 2020, Afya Brazil acquired 100% of the total share capital of UniSL. UniSL is a post-secondary education institution with governmental authorization to offer on-campus, undergraduate courses in medicine and health, as well as other courses, in the State of Rondônia. UniSL also offers other medical related undergraduate degrees. The original purchase consideration of R$201,521 was adjusted by R$7,816, of which: (i) 70% is payable in cash on the transaction closing date, and (ii) 30% is payable in cash in three equal installments through 2023, adjusted by the CDI rate. The purchase consideration adjustment of R$7,816 will be deducted from the first installment due in May 2021.

The acquisition contributed with 182 medical school seats. There are 100 additional seats still pending approval which, if approved by MEC, will result in a potential additional payment of up to R$80,000, adjusted by the CDI rate. Such potential additional payment has not been recognized as the approval of additional seats have not yet occurred and is contingent.

The acquisition of UniSL was accounted for under IFRS 3 – Business Combinations.

Transaction costs to date amount to R$1,666 and were expensed and are included in general and administrative expenses in the consolidated statement of income.

At the acquisition date, the fair value of the trade receivables acquired equals its carrying amount. Afya Brazil measured the acquired lease liabilities using the present value of the remaining lease payments at the date of acquisition. The right-of-use assets were measured at an amount equal to the lease liabilities and adjusted to reflect the unfavorable terms of the lease relative to market terms.

The goodwill recognized includes the value of expected synergies arising from the acquisition, which is not separately recognized. Goodwill is allocated entirely to Business Unit 1 segment. The preliminary goodwill recognized is not expected to be deductible for income taxes purposes.

The Company has not yet finalized the valuation of all identifiable assets acquired and liabilities assumed in the business combination of UniSL and therefore some of these amounts are preliminary. These amounts may be adjusted when the valuations are finalized.

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Licenses

With-and-without method

The with-and-without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another considering its non-existence.

Customer relationships

Multi-period excess earnings method

The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.

From the date of acquisition, UniSL has contributed R$ 113,894 of net revenue and R$ 30,648 to the income before income taxes to the Company. If the acquisition had taken place at the beginning of the period, net revenue for 2020 would have been increased by R$ 57,477 and income before income taxes for 2020 would have been increased by R$ 9,455.

(c) Acquisition of PEBMED

On July 20, 2020, Afya Brazil acquired 100% of the share capital of PEBMED. The original purchase price of R$ 132,900 was adjusted by R$ 30 and was comprised by: i) R$115,339 paid in cash on the acquisition date; and ii) R$ 17,531 was paid with Afya Brazil’s shares which were afterwards contributed to the Company in exchange of issuance of 141,976 of its own shares.

PEBMED offers content and clinical tools for healthcare professionals, including web portals and mobile apps With the integration of PEBMED into our platform, Afya will continue to expand offerings for the medical professionals now focusing in the interaction with the patient.

The acquisition of PEBMED was accounted for under IFRS 3 – Business Combinations.

Transaction costs to date amount to R$ 613 and were expensed and are included in general and administrative expenses in the consolidated statement of income.

At the acquisition date, the fair value of the trade receivables acquired equals its carrying amount. Afya Brazil measured the acquired lease liabilities using the present value of the remaining lease payments at the date of acquisition. The right-of-use assets were measured at an amount equal to the lease liabilities and adjusted to reflect the unfavorable terms of the lease relative to market terms.

The preliminary goodwill recognized includes the value of expected synergies arising from the acquisition, which is not separately recognized. Goodwill is allocated entirely to Business Unit 2 segment. The preliminary goodwill recognized is not expected to be deductible for income taxes purposes.

The Company has not yet finalized the valuation of all identifiable assets acquired and liabilities assumed in the business combination of PEBMED and therefore some of these amounts are preliminary. These amounts may be adjusted when the valuations are finalized.

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Trademark

Relief from royalty

This methodology is based on the market remuneration of the use license granted to third parties. The value of the asset is restated by the savings of royalties that the owner would have to own the asset. It is necessary to determine a royalty rate that reflects the appropriate remuneration of the asset. The royalty payments, net of taxes, are discounted to present value.

Customer relationships

Multi-period excess earnings method

The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.

Developed technology intangible assets

Replacement cost

This methodology is based on the estimated cost of replacing the referred asset with a new one (acquisition or reconstruction), adjusted to reflect the losses in value resulting from the physical deterioration and the functional and economic obsolescence of that asset.

From the date of acquisition, this business combination has contributed R$ 17,535 of net revenue and R$ 3,413 of income before income taxes to the Company. Should the acquisition had taken place at the beginning of the period, net revenue for 2020 would have been increased by R$ 17,452 and income before income taxes for 2020 would have been decreased by R$ 1,813.

(d) Acquisition of FESAR

On November 3, 2020, Afya Brazil acquired 100% of the share capital of FESAR. The aggregate purchase price was R$260,836, including the CDI rate adjustment from the signing date and the real state of the operation, estimated at R$ 17,397, of which 100% was paid in cash on the closing of the operation. The purchase consideration was adjusted by R$1,569 and was paid on February 25, 2021.

FESAR is a post-secondary education institution with government authorization to offer on-campus, undergraduate courses in medicine and health, as well as other courses, in the State of Pará and medical course represents 70% of its 2019’s net revenue. The acquisition will contributed with 120 medical school seats.

The acquisition of FESAR was accounted for under IFRS 3 – Business Combinations.

Transaction costs to date amount to R$2,047 and were expensed and are included in general and administrative expenses in the consolidated statement of income.

At the acquisition date, the fair value of the trade receivables acquired equals its carrying amount.

The preliminary goodwill recognized includes the value of expected synergies arising from the acquisition, which is not separately recognized. Goodwill is allocated entirely to Business Unit 1 segment. The preliminary goodwill recognized is not expected to be deductible for income taxes purposes.

The Company has not yet finalized the valuation of all identifiable assets acquired and liabilities assumed in the business combination of FESAR and therefore some of these amounts are preliminary. These amounts may be adjusted when the valuations are finalized.

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Licenses

With-and-without method

The with-and-without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another considering its non-existence.

Customer relationships

Multi-period excess earnings method

The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.

From the date of acquisition, this business combination has contributed R$ 6,280 of net revenue and R$ 3,751 of income before income taxes to the Company. Should the acquisition had taken place at the beginning of the period, net revenue for 2020 would have been increased by R$ 29,113 and income before income taxes for 2020 would have been increased by R$ 14,918.

(e) Acquisition of MedPhone

On November 4, 2020, Afya Brazil acquired 100% of the share capital of MedPhone. The net purchase price was R$6,373 of which 100% was paid in cash on the closing of the operation. The purchase price was adjusted to R$6,409, this price adjustment of R$ 36 was paid on February 2, 2021.

MedPhone is a clinical decision and leaflet consultation app in Brazil, that helps physicians, medical students and other healthcare professionals to make faster and more accurate decisions on a daily basis.

The acquisition of MedPhone was accounted for under IFRS 3 – Business Combinations.

Transaction costs to date amount to R$158 and were expensed and are included in general and administrative expenses in the consolidated statement of income.

There are no trade receivables, right of use assets or lease liabilities associated with the acquisition of MedPhone.

The preliminary goodwill recognized includes the value of expected synergies arising from the acquisition, which is not separately recognized. Goodwill is allocated entirely to Business Unit 2 segment. The preliminary goodwill recognized is not expected to be deductible for income taxes purposes.

The Company has not yet finalized the valuation of all identifiable assets acquired and liabilities assumed in the business combination of MedPhone and therefore some of these amounts are preliminary. These amounts may be adjusted when the valuations are finalized.

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Trademark

Relief from royalty

This methodology is based on the market remuneration of the use license granted to third parties. The value of the asset is restated by the savings of royalties that the owner would have to own the asset. It is necessary to determine a royalty rate that reflects the appropriate remuneration of the asset. The royalty payments, net of taxes, are discounted to present value.

Customer relationships

Multi-period excess earnings method

The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.

Developed technology intangible assets

Replacement cost

This methodology is based on the estimated cost of replacing the referred asset with a new one (acquisition or reconstruction), adjusted to reflect the losses in value resulting from the physical deterioration and the functional and economic obsolescence of that asset.

From the date of acquisition, this business combination has contributed R$ 49 of net revenue and R$ 57 of loss before income taxes to the Company. Should the acquisition had taken place at the beginning of the period, net revenue for 2020 would have been increased by R$ 142 and income before income taxes for 2020 would have been decreased by R$ 46.

(f) Acquisition of FCMPB

On November 9, 2020, Afya Brazil acquired 100% of the share capital of FCMPB. The total net purchase price of R$379,913 was adjusted to Rincreased by R$ 142 and income before income taxes for 2020 would have been decreased by R$ 46.$378,807 and is comprised of (i) R$189,913 paid in cash on the transaction closing date, and (ii) R$188,894 is payable in cash in four equal installments through 2024, adjusted by the CDI rate.

FCMPB is a post-secondary education institution with government authorization to offer on-campus, undergraduate courses in medicine in the State of Paraíba and medical course represents 99% of its 2019’s net revenue.The acquisition will contributed with 157 medical school seats

The acquisition of FCMPB was accounted for under IFRS 3 – Business Combinations.

Transaction costs to date amount to R$721 and were expensed and are included in general and administrative expenses in the consolidated statement of income.

At the acquisition date, the fair value of the trade receivables acquired equals its carrying amount. Afya Brazil measured the acquired lease liabilities using the present value of the remaining lease payments at the date of acquisition. The right-of-use assets were measured at an amount equal to the lease liabilities and adjusted to reflect the unfavorable terms of the lease relative to market terms.

The preliminary goodwill recognized includes the value of expected synergies arising from the acquisition, which is not separately recognized. Goodwill is allocated entirely to Business Unit 1 segment. The preliminary goodwill recognized is not expected to be deductible for income taxes purposes.

The Company has not yet finalized the valuation of all identifiable assets acquired and liabilities assumed in the business combination of FCMPB and therefore some of these amounts are preliminary. These amounts may be adjusted when the valuations are finalized.

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Licenses

With-and-without method

The with-and-without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another considering its non-existence.

Customer relationships

Multi-period excess earnings method

The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.

From the date of acquisition, this business combination has contributed R$ 10.509 of net revenue and R$ 3.570 of income before income taxes to the Company. FCMPB was constituted through a spin-off recently in August, 2020 and there is no information before this period to be presented.

5.2 Acquisitions in 2019

	Guardaya	FASA*	IPEMED**
Assets
Cash and cash and equivalents	1,548	3,834	307
Restrict cash	-	5,561	-
Trade receivables	44,277	1,832	8,965
Inventories	2,581	-	-
Recoverable taxes	280	-	-
Other assets	489	458	3,266
Right-of-use assets	4,556	47,789	8,800
Property and equipment	1,594	22,946	3,676
Investment in associate	24,458	-	-
Intangible assets	59,977	171,511	33,039
	139,760	253,931	58,053

Liabilities
Trade payables	(454)	(1,133)	(4,908)
Loans and financing	(4,076)	(35,419)	(3,592)
Lease liabilities	(4,607)	(47,793)	(8,965)
Labor and social obligations	(1,844)	(5,254)	(1,575)
Taxes payable	(3,571)	(483)	(26,503)
Provision for legal proceedings	(680)	(1,684)	(2,008)
Advances from customers	-	(3,192)	(607)
Other liabilities	(4,709)	(460)	-
	(19,941)	(95,418)	(48,158)
Total identifiable net assets at fair value	119,819	158,513	9,895
Non-controlling interest	-	(15,851)	-
Goodwill arising on acquisition	139,294	58,903	87,647
Purchase consideration transferred	259,113	201,565	97,542
Cash paid	-	102,330	52,239
Capital contribution	259,113	-	-
Payable in installments	-	99,235	45,303
Analysis of cash flows on acquisition:
Transaction costs (included in cash flows from operating activities)	(482)	(1,887)	(180)
Cash paid net of cash acquired with the subsidiary (included in cash flows from investing activities)	1,548	(98,496)	(51,932)
Net of cash flow on acquisition	1,066	(100,383)	(52,112)

*During the measurement period, the purchase consideration for the acquisition of FASA was adjusted by R$3,022 as a result of purchase price adjustments. Accordingly, goodwill was updated to R$58,903.

** During the measurement period of the assets acquired and liabilities assumed at the fair value, the Company has identified R$1,320 of indemnification assets, related to the acquisition of IPEMED.

(a) Acquisition of Guardaya

In connection with the corporate reorganization, on March 29, 2019, Afya Brazil merged (i) BR Health, a wholly-owned subsidiary of Crescera that controls Guardaya and is one of Afya Brazil's shareholders; and (ii) Guardaya which owns 100% of Medcel Editora and CBB Web, resulting in the transfer to Afya Brazil of 100% of Medcel Editora and CBB Web shares. In connection with the transaction 15% of UEPC's shares were acquired. Afya Brazil issued 378,696 common shares as a consideration for the interest in BR Health and Guardaya. The fair value of the consideration given was R$ 259,113. This transaction was strategic to the Company and was accounted for under IFRS 3 – Business Combinations.

Transaction costs to date amount to R$ 482 and were expensed and are included in general and administrative expenses in the consolidated statement of income.

The goodwill recognized is primarily attributed to the expected synergies and other benefits arising from the transaction. The goodwill is not expected to be deductible for income tax purposes.

At the acquisition date, the fair value of the trade receivables acquired equals its carrying amount. Afya Brazil measured the acquired lease liabilities using the present value of the remaining lease payments at the date of acquisition. The right-of-use assets were measured at an amount equal to the lease liabilities and adjusted to reflect the unfavorable terms of the lease relative to market terms.

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Trademark

Relief-from-royalty

This methodology is based on the market remuneration of the use license granted to third parties. The value of the asset is restated by the savings of royalties that the owner would have to own the asset. It is necessary to determine a royalty rate that reflects the appropriate remuneration of the asset. The royalty payments, net of taxes, are discounted to present value.

Customer relationships

Multi-period excess earning method

The method considers the present value of net cash flows expected to be generated by customer relationship, by excluding any cash flows related to contributory assets.

Educational content

Replacement cost

This methodology is based on the estimate of the cost of replacing the asset with a new one (acquisition or reconstruction), adjusted to reflect the losses of value resulting from the physical deterioration and the economic functional obsolescence of the asset.

This business combination contributed R$ 40,554 of net revenue and R$ 5,786 of income before income taxes to the Company in 2019. If the acquisition had taken place at the beginning of the period, net revenue for 2019 would have been R$ 75,238 and income before income taxes for 2019 would have been R$ 21,924.

(b) Acquisition of FASA

On April 3, 2019, Afya Brazil acquired control of FASA, through the acquisition of 90% of its shares. The purchase price of R$ 201,565 is comprised by: i) R$ 102,330 paid in cash on the acquisition date; ii) R$ 39,695 payable in April 2020; iii) R$ 29,770 payable in April 2021; and iv) R$ 29,770 payable in April 2022, adjusted by the IPCA rate + 4.1% per year. This transaction was strategic to the Company and was accounted for under IFRS 3 – Business Combinations. There is no contingent consideration associated with the acquisition of FASA.

Transaction costs to date amount to R$ 1,887 and were expensed and are included in general and administrative expenses in the consolidated statement of income.

At the acquisition date, the fair value of the trade receivables acquired equals its carrying amount. The Company measured the acquired lease liabilities using the present value of the remaining lease payments at the date of acquisition. The right-of-use assets were measured at an amount equal to the lease liabilities and adjusted to reflect the unfavorable terms of the lease relative to market terms.

The goodwill recognized includes the value of expected synergies arising from the acquisition, which is not separately recognized. None of the goodwill recognized is expected to be deductible for income taxes purposes.

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Licenses

With-and-without method

The with-and-without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another considering its non-existence.

Customer relationships

Multi-period excess earning method

The method considers the present value of net cash flows expected to be generated by customer relationship, by excluding any cash flows related to contributory assets.

FASA contributed R$ 69,996 of net revenue and R$ 16,501 of income before income taxes to the Company in 2019. If the acquisition had taken place at the beginning of the period, net revenue for 2019 would have been R$ 90,063 and income before income taxes for 2019 would have been R$ 16,872.

(c) Acquisition of IPEMED

On May 9, 2019, Afya Brazil acquired control of IPEMED, through the acquisition of 100% of its shares. IPEMED is a post-secondary education institution with campuses located in the states of Bahia, Minas Gerais, Rio de Janeiro, São Paulo and in the Distrito Federal. It focuses on medical graduate programs. The purchase price was R$ 97,542, being: i) R$ 25,000 paid in cash as advance through April 2019; ii) R$ 27,239 paid in cash on the acquisition date; iii) R$45,303 payable in five annual installments due from February 2020 to February 2024 adjusted by the Interbank Certificates of Deposit ("CDI") rate. This transaction was strategic to the Company and was accounted for under IFRS 3 – Business Combinations. There are no contingent consideration associated with the acquisition of IPEMED.

Transaction costs to date amount to R$ 180 and were expensed and are included in general and administrative expenses in the consolidated statement of income.

The acquisition was completed recently and the valuation of property and equipment will be finalized at a later date, and the final allocation of the purchase price is dependent on a number of factors, including the final evaluation of the fair values of tangible and intangible assets acquired and liabilities assumed as of the closing date of the transaction.

At the acquisition date, the fair value of the trade receivables acquired equals its carrying amount. The Company measured the acquired lease liabilities using the present value of the remaining lease payments at the date of acquisition. The right-of- use assets were measured at an amount equal to the lease liabilities and adjusted to reflect the unfavorable terms of the lease relative to market terms.

The goodwill recognized includes the value of expected synergies arising from the acquisition, which is not separately recognized. None of the goodwill recognized is expected to be deductible for income taxes purposes.

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Trademark

Relief-from-royalty

This methodology is based on the market remuneration of the use license granted to third parties. The value of the asset is restated by the savings of royalties that the owner would have to own the asset. And it is necessary to determine a royalty rate that reflects the appropriate remuneration of the asset. The royalty payments, net of taxes, are discounted to present value.

Customer relationships

Multi-period excess earning method

The method considers the present value of net cash flows expected to be generated by customer relationship, by excluding any cash flows related to contributory assets.

IPEMED contributed R$ 43,244 of net revenue and R$ 10,735 of income before income taxes to the Company in 2019. If the acquisition had taken place at the beginning of the period, net revenue for 2019 would have been R$ 67,594 and income before income taxes for 2019 would have been R$ 6,808.